S000089990 [Member] Investment Strategy - Russell Investments U.S. Small Cap Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization companies as those companies represented by the Russell 2000® Index or with market capitalization within the capitalization range of the Russell 2000® Index. The smallest 1,000 companies in the Russell 2000® Index and companies within the capitalization range of the smallest 1,000 companies in the Russell 2000® Index, as measured at its most recent reconstitution, are also considered micro capitalization companies. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and securities or instruments whose values are based on common stocks, such as futures contracts.  In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
The Fund is advised by Russell Investment Management, LLC (“RIM”) and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM provides all portfolio management services for the Fund and may change a Fund's allocation to the money manager investment strategies at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations.
RIM manages the Fund by investing in a portfolio of equity securities determined via qualitative analysis and a quantitative model-based optimization process applied to an initial composite of the model portfolios provided by money managers. Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. RIM constructs an initial composite portfolio of securities that represents the aggregation of the money manager model portfolios based upon RIM’s allocation to each money manager’s strategy and adjusting each security’s active weight (i.e., the difference between the Fund’s allocation to the security versus the Fund benchmark’s allocation to the security) for risk control purposes. RIM then utilizes a quantitative model-based optimization process and qualitative analysis of desired Fund level exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry or sector) to assess the characteristics of the initial money manager model portfolio composite and identify a portfolio of securities that provides the desired exposures, constrains portfolio turnover, meets minimum holding size requirements and reduces the number of securities in the optimized composite portfolio based on a specified target number of holdings for the Fund while further taking into consideration security level weightings. This optimization process involves an analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs to estimate optimal portfolio positioning.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of any cash held to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may purchase and sell futures and forwards contracts (1) as a substitute for holding securities directly, (2) for hedging purposes or (3) to facilitate the implementation of its investment strategy.  The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financial services sector.  Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.